Cost method investment (Details) - USD ($)	Jun. 30, 2022	Jun. 10, 2022
Equity Securities without Readily Determinable Fair Value [Line Items]
Investment	$ 3,000,000
Subscription agreement | Partnership
Equity Securities without Readily Determinable Fair Value [Line Items]
Investment		$ 3,000,000
Sharing percentage	8.8235%